Document and Entity Information	Mar. 31, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Athene Holding Ltd
Amendment Flag	false
Entity Central Index Key	0001527469
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Incorporation State Country Code	D0
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	96 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	279-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares, par value $0.001 per share
Trading Symbol	ATH
Security Exchange Name	NYSE
Fixed Income Interest Rate [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 5.625% Fixed Perpetual Non-Cumulative Preference Share, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE